Stated capital - Salient details of SARs granted (Details) R / shares in Units, R in Millions	12 Months Ended
	Mar. 31, 2019 ZAR (R) year R / shares	Mar. 31, 2018 year R / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value (cents per share)	R 5.87
Cumulative subscription revenue for fiscal years 2019 and 2020 | R	R 3,588
Cumulative Adjusted EBITDA for fiscal years 2019 and 2020 | R	R 1,322
Granted On May 25, 2018 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value (cents per share)	R 4.348
Award price (cents per share)	9.64
JSE share price on grant date (cents per share)	R 9.89
Annual shareholder return	10.00%
Remaining contractual life | year	5.16
Volatility (%)	41.00%
Anticipated forfeiture rate (%)	5.00%
Anticipated dividend yield (%)	1.45%
Annual risk-free interest rate (%)	7.05%
Granted on December 14, 2018 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value (cents per share)	R 3.995
Award price (cents per share)	9.65
JSE share price on grant date (cents per share)	R 9.22
Annual shareholder return	10.00%
Remaining contractual life | year	5.71
Volatility (%)	41.00%
Anticipated forfeiture rate (%)	5.00%
Anticipated dividend yield (%)	1.55%
Annual risk-free interest rate (%)	7.52%
Granted on May 30, 2017 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value (cents per share)		R 1.284
Award price (cents per share)		3.46
JSE share price on grant date (cents per share)	R 3.45	R 3.45
Annual shareholder return	10.00%	10.00%
Remaining contractual life | year		5.17
Volatility (%)		41.50%
Anticipated forfeiture rate (%)		5.00%
Anticipated dividend yield (%)		3.84%
Annual risk-free interest rate (%)		7.51%
Granted on November 24, 2016 | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
JSE share price on grant date (cents per share)	R 3.28	R 3.28
Annual shareholder return	10.00%	10.00%
Granted on November 05, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | year		1.31
Granted on November 05, 2018 | Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value (cents per share)	R 5.872
JSE share price on grant date (cents per share)	R 10.00
Cumulative subscription revenue for fiscal years 2019 and 2020 | R	R 3,588
Cumulative Adjusted EBITDA for fiscal years 2019 and 2020 | R	R 1,322
Probability (%)	60.00%
Anticipated forfeiture rate (%)	5.00%
Anticipated present value of dividends (cents per share)	R 0.214